[AETNA LETTERHEAD]
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                                                         Aetna Inc.
                                                         151 Farmington Avenue
                                                         Hartford, CT 08156-8975

                                                         Anngharaad S. Reid
                                                         Paralegal
                                                         AFS Law, TS31
August 16,2000                                           (860) 273-4474
                                                         Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a)
                      and 401(k)
    File Nos.: 333-01107* and 811-2513
    Rule 497(j) Filing

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information Supplements contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 ("Amendment No. 22") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 22 which was declared effective on August 15, 2000. The text of Amendment No. 22 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Very truly yours,


/s/ Anngharaad S. Reid
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Anngharaad S. Reid


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* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration
  Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986
  (which had included a combined prospectus for earlier Registration Statements:
  33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).